Average Annual Total Returns - FidelityAdvisorCapitalDevelopmentFund-OPRO - FidelityAdvisorCapitalDevelopmentFund-OPRO - Fidelity Advisor Capital Development Fund	Nov. 29, 2024
Fidelity Advisor Capital Development Fund - Class O | Return Before Taxes
Average Annual Return:
Past 1 year	24.20%
Past 5 years	15.50%
Past 10 years	10.70%
Fidelity Advisor Capital Development Fund - Class O | After Taxes on Distributions
Average Annual Return:
Past 1 year	22.95%
Past 5 years	14.02%
Past 10 years	8.84%
Fidelity Advisor Capital Development Fund - Class O | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.21%
Past 5 years	12.23%
Past 10 years	8.20%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%